Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2018	5,023	7,183	2,433	14,639
Capital expenditure	25	99	910	1,034
Transfer of assets into use	429	594	(1,023)	–
Disposals and other movements	50	(427)	(14)	(391)
Exchange adjustments	(161)	(353)	(129)	(643)
At 31 December 2018	5,366	7,096	2,177	14,639
Capital expenditure	8	48	940	996
Transfer of assets into use	403	620	(1,023)	–
Disposals and other movements	(236)	(324)	(11)	(571)
Exchange adjustments	(9)	(57)	3	(63)
At 31 December 2019	5,532	7,383	2,086	15,001
Capital expenditure	10	42	874	926
Transfer of assets into use	137	462	(599)	–
Disposals and other movements	(48)	(615)	(18)	(681)
Exchange adjustments	220	466	135	821
At 31 December 2020	5,851	7,738	2,478	16,067
Depreciation and impairment
At 1 January 2018	2,231	4,793	–	7,024
Depreciation charge for the year	202	412	–	614
Impairment charge	150	98	43	291
Disposals and other movements	10	(336)	(43)	(369)
Exchange adjustments	(89)	(253)	–	(342)
At 31 December 2018	2,504	4,714	–	7,218
Depreciation charge for the year	209	438	–	647
Impairment (reversal)/charge	(67)	14	–	(53)
Disposals and other movements	(120)	(313)	–	(433)
Exchange adjustments	(21)	(45)	–	(66)
At 31 December 2019	2,505	4,808	–	7,313
Depreciation charge for the year	227	462	–	689
Impairment (reversal)/charge	(1)	2	12	13
Disposals and other movements	(42)	(606)	(12)	(660)
Exchange adjustments	137	324	–	461
At 31 December 2020	2,826	4,990	–	7,816
Net book value
At 31 December 2018	2,862	2,382	2,177	7,421
At 31 December 2019	3,027	2,575	2,086	7,688
At 31 December 2020	3,025	2,748	2,478	8,251

Schedule of net book value of land and buildings

	2020	2019	2018
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,583	2,657	2,567
Leaseholds	442	370	295